Income Taxes - Summary of Changes in Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Balance of beginning of period	$ 23,999	$ 9,026	$ 11,349
Increases	39,240	23,124	754
Decreases	(9,019)	(8,151)	(3,077)
Balance at end of period	$ 54,220	$ 23,999	$ 9,026